RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Nov. 30, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

9. RELATED PARTY TRANSACTIONS AND BALANCES

Key management compensation

The amounts due to and from related parties are due to the directors and officers of the Company. The balances are unsecured, non-interest bearing and due on demand. These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Key management is comprised of directors and officers of the Company.

As at November 30, 2023, $372,650 (November 30, 2022- $705,672) are due to directors and officers of the Company:

	November 30, 2023	November 30, 2022

Company controlled by the President and CEO	$6,077	$78,750
Director and Chairman	-	1,731
Former CFO of the Company	-	67,540
Former interim CEO of the Company	-	250,179
Former CEO and Director	361,573	307,472
Company controlled by a director	5,000	-
	$372,650	$705,672

During the years ended November 30, 2023, and 2022 and 2021, the Company entered into the following transactions with related parties:

	November 30, 2023	November 30, 2022	November 30, 2021
Management fees	$92,127	$-	$55,000
Consulting fees	47,500	135,000	307,734
Accounting fees	63,844	-	36,202
Professional fees	10,429	-	-
Stock-based compensation	57,425	-	410,132
Salaries and benefits	54,100	330,337	313,626
Others	7,144	-	5,000
	$332,569	$465,337	$1,127,694

Management fees consisted of the following:

	November 30, 2023	November 30, 2022	November 30, 2021
Company controlled by the President and CEO	$35,000	$-	$-
CFO	30,000	-
Former Interim CEO	27,127	-	-
Former CFO of the Company	-	-	55,000
	$92,127	$-	$55,000

Consulting fees consisted of the following:

	November 30, 2023	November 30, 2022	November 30, 2021
Company controlled by the President and CEO	$47,500	$75,000	$-
Company controlled by the Former Corporate Secretary	-	60,000	-
Director	-	-	307,734
	$47,500	$135,000	$307,734

Accounting fees of $63,844 (2022 - $Nil and 2021 - $36,202) were paid or accrued to a company controlled by a director.

During the year ended November 30, 2023, the Company entered into a loan agreement with the CEO for $6,000 and an interest of 10%. The loan was repaid within the year and all accrued interest was forgiven (Note 10).

Professional fees consisted of the following:

	November 30, 2023	November 30, 2022	November 30, 2021
CFO and Former Corporate Secretary	$1,000	$-	$-
Company controlled by the Corporate Secretary	9,429	-	-
	$10,429	$-	$-

During the year ended November 30, 2023, the Company had 1,850,000 (November 30, 2022 - 1,750,000) stock options held by the Directors and officers of the Company. The amount recognized as expense for these options for the year ended November 30, 2023, 2022, and 2021 are as follows:

	November 30, 2023		November 30, 2022		November 30, 2021
	Number of Options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)	Number of Options held	Expense for the year (vested)
CEO	800,000	$24,834	-	$-	-	$-
CFO	200,000	6,208	-	-	-	-
Corporate Secretary	50,000	1,552	-	-	-	-
Former CEO	-	-	600,000	-	600,000	$133,275
Former CFO	-	-	150,000	-	150,000	33,319
Former Corporate Secretary	-	-	150,000	-	150,000	33,319
Directors	800,000	24,868	750,000	-	825,000	210,219
	1,850,000	$57,462	1,650,000*	$-	1,725,000	$410,132

*During the year ended November 30, 2023, 1,650,000 stock options held by the former Directors and former Officers were cancelled due to resignation from their position

Salaries of $54,100 (2022- $330,337 and 2021 - $313,626) were paid or accrued to the Former CEO. Others consisted of: (1) Travel of $3,467 (2022 - $Nil and 2021 - $Nil) paid or accrued to a company controlled by a CEO; (2) Office and general expenses $3,677 (2022 - $Nil and 2021 - $Nil)  paid or accrued to a company controlled by the CEO; and (3) Rent of $Nil (2022 - $Nil and 2021 - $5,000) were paid or accrued to a company controlled by a director.

Gain on debt forgiveness of $62,500 (2022 - $Nil and 2021 - $Nil) is the consulting fees forgiven by the company controlled by the President and CEO. The amount is recognized in the statement of loss and comprehensive loss as the consulting fees were approved by the Board in the ordinary course of business and the CEO is not a primary shareholder of the Company.